ORGANIZATION (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Sep. 16, 2024	Sep. 09, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 13, 2024	Aug. 18, 2022
Product Information [Line Items]
Number of shares issued	9,200,000
Common Stock [Member]
Product Information [Line Items]
Number of shares issued					400,000
Healthier Choices Management Corp [Member]
Product Information [Line Items]
Investments								$ 13,250
Healthier Choices Management Corp [Member] | Common Class A [Member]
Product Information [Line Items]
Number of shares issued		1
Healthier Choices Management Corp [Member] | Common Class B [Member]
Product Information [Line Items]
Number of shares issued		3
Healthier Choices Management Corp [Member] | Common Stock [Member]
Product Information [Line Items]
Number of shares issued		208,632
Healthier Choices Management Corp [Member]
Product Information [Line Items]
Equity financing			$ 13,250				$ 13,250
Healthier Choices Management Corp [Member] | Series E Preferred Stock [Member]
Product Information [Line Items]
Equity financing							13,250
Healthier Choices Management Corp [Member] | Securities Purchase Agreement [Member]
Product Information [Line Items]
Investments			$ 13,250				13,250
Healthier Choices Management Corp [Member] | Securities Purchase Agreement [Member] | Series E Preferred Stock [Member]
Product Information [Line Items]
Investments							$ 13,250
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Purchase [Member]
Product Information [Line Items]
Concentration risk percentage				37.00%	25.00%	41.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Purchase [Member] | UNFI [Member]
Product Information [Line Items]
Concentration risk percentage			14.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage			71.00%	73.00%	70.00%	75.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Suppliers [Member] | Kehe Distributors L L C [Member]
Product Information [Line Items]
Concentration risk percentage			26.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk percentage					25.00%	41.00%